Intangible assets	6 Months Ended
Jun. 30, 2018
Intangible assets [Abstract]
Intangible assets
11.	Intangible assets

At June 30, 2018 and December 31, 2017, the breakdown of intangible assets is as follows:

				Net
	Useful life (average in months)	Cost	Accumulated Amortization	June 30, 2018	December 31, 2017
Software	60	50,217	(24,541)	25,676	28,232
Other intangible assets		44,688	(10,649)	34,039	38,050
Customer relationship (a)	36	132,886	(104,620)	28,266	30,808
Licenses	-	24,705	-	24,705	24,705
Goodwill on acquisitions	-	466,443	-	466,443	466,443
Total		718,939	(139,810)	579,129	588,238

(a)
The Company engaged a valuation specialist to determine the fair value of identifiable intangible assets, consisting mainly of customer relationships, which are subject to amortization based on the contractual conditions set forth in each case.

Changes in intangible assets for the six months ended at June 30, 2018 and 2017 are as follows:

	December 31, 2017	Additions	June 30, 2018
Costs
Software	48,857	1,360	50,217
Other intangible assets	44,688	-	44,688
Customer relationship	132,886	-	132,886
Projects in progress	24,705	-	24,705
Goodwill on acquisitions	466,443	-	466,443
	717,579	1,360	718,939
Amortization
( - ) Software	(20,625)	(3,916)	(24,541)
( - ) Other intangible assets	(6,638)	(4,011)	(10,649)
Customer relationship	(102,078)	(2,542)	(104,620)
Total amortization	(129,341)	(10,469)	(139,810)
Total intangible assets, net	588,238	(9,109)	579,129

	December 31, 2016	Additions	June 30, 2017
Costs
Software	22,893	5,171	28,064
Other intangible assets	20,621	-	20,621
Customer relationship	130,690	822	131,512
Projects in progress	24,705	-	24,705
Goodwill on acquisitions	469,196	1,690	470,886
	668,105	7,683	675,788
Amortization
( - ) Software	(13,099)	(1,978)	(15,077)
( - ) Other intangible assets	(6,638)	-	(6,638)
Customer relationship	(94,536)	(4,661)	(99,197)
Total amortization	(114,273)	(6,639)	(120,912)
Total intangible assets, net	553,832	1,044	554,876